Subsequent Events (Details) - Subsequent Event [Member] - Series A Preferred Stock [Member] $ / shares in Units, $ in Millions	Jan. 11, 2016 USD ($) $ / shares
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares	$ 0.53
Dividends, Preferred Stock | $	$ 15